Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses Movement [Line Items]
Beginning balance	$ (2,969,406)	$ (1,928,486)
Allowance for credit losses	(1,057,255)	(1,109,347)
Foreign exchange translation	(159,409)	68,427
Ending balance	$ (4,186,070)	$ (2,969,406)